NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Assumptions Used to Determine Fair Value of Plans Granted (Details)	6 Months Ended
Jun. 30, 2023 EUR (€) shares yr € / shares
Minimum
Disclosure of detailed information of operating income loss [line items]
Maturity | yr	1
Maximum
Disclosure of detailed information of operating income loss [line items]
Maturity | yr	3
BSPCE 2019-1
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	3,691
Exercise price (in euro per share)	€ 1.09
Price of underlying share (euro per share)	€ 0.00
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 0.00
BSPCE 2019-1 | Minimum
Disclosure of detailed information of operating income loss [line items]
Volatility	87.14%
Risk-free rate	3.0108%
BSPCE 2019-1 | Maximum
Disclosure of detailed information of operating income loss [line items]
Volatility	92.92%
Risk-free rate	3.2655%
BSPCE 2019-2
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	7,500
Exercise price (in euro per share)	€ 0.92
Price of underlying share (euro per share)	€ 0.47
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 3,530
BSPCE 2019-2 | Minimum
Disclosure of detailed information of operating income loss [line items]
Volatility	87.01%
Risk-free rate	2.975%
BSPCE 2019-2 | Maximum
Disclosure of detailed information of operating income loss [line items]
Volatility	98.86%
Risk-free rate	3.229%
BSPCE 2019-4
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	263
Exercise price (in euro per share)	€ 1.09
Price of underlying share (euro per share)	€ 0.46
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 120
BSPCE 2019-4 | Minimum
Disclosure of detailed information of operating income loss [line items]
Volatility	84.03%
Risk-free rate	2.8787%
BSPCE 2019-4 | Maximum
Disclosure of detailed information of operating income loss [line items]
Volatility	89.19%
Risk-free rate	3.1274%
BSPCE 2021-2
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	7,500
Exercise price (in euro per share)	€ 1.60
Price of underlying share (euro per share)	€ 0.40
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 3,000.00
BSPCE 2021-2 | Minimum
Disclosure of detailed information of operating income loss [line items]
Volatility	82.99%
Risk-free rate	2.8033%
BSPCE 2021-2 | Maximum
Disclosure of detailed information of operating income loss [line items]
Volatility	88.93%
Risk-free rate	3.1269%
BSPCE 2021-3
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	6,328
Exercise price (in euro per share)	€ 2.19
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 4,370
BSPCE 2021-3 | Tranche three
Disclosure of detailed information of operating income loss [line items]
Price of underlying share (euro per share)	€ 0.34
BSPCE 2021-3 | Tranche four
Disclosure of detailed information of operating income loss [line items]
Price of underlying share (euro per share)	€ 0.35
BSPCE 2021-3 | Minimum
Disclosure of detailed information of operating income loss [line items]
Volatility	79.89%
Risk-free rate	2.8517%
BSPCE 2021-3 | Maximum
Disclosure of detailed information of operating income loss [line items]
Volatility	88.22%
Risk-free rate	3.0093%
BSPCE 2021-4
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	62,325
Exercise price (in euro per share)	€ 1.89
Price of underlying share (euro per share)	€ 0.37
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 23,060.00
BSPCE 2021-4 | Minimum
Disclosure of detailed information of operating income loss [line items]
Volatility	80.52%
Risk-free rate	2.8625%
BSPCE 2021-4 | Maximum
Disclosure of detailed information of operating income loss [line items]
Volatility	88.06%
Risk-free rate	2.9676%
AGA 2022
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	16,460
Price of underlying share (euro per share)	€ 0.82
Expected dividends	0.00%
Fair value of the plan (in K€) | €	€ 135